As filed with the U.S. Securities and Exchange Commission on July 16, 2008
File No. 333-151750

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/X/ Pre-Effective Amendment No. __1__
/   / Post-Effective Amendment No.____
 (Check appropriate box or boxes)

AFBA 5STAR FUND, INC.
(Exact Name of Registrant as Specified in Charter)

(800) 243-9865
(Area Code and Telephone Number)

c/o PNC Global Investment Servicing Inc.
760 Moore Road,
King of Prussia, PA 19406
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

Robert E. Morrison, Jr.
c/o PNC Global Investment Servicing Inc.
760 Moore Road,
King of Prussia, PA 19406
Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:
Class A, Class B, Class C and Institutional Class shares of common stock, par value $1.00, of AFBA 5Star Large Cap Growth Fund, one series of the Registrant.
No fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Proxy Statement/Prospectus (Incorporated by reference)

4.	Part B - Statement of Additional Information (Incorporated by reference)

5.	Part C - Other Information

6.	Signatures

7.	Exhibit

EXPLANATORY NOTE

     The Registrant is filing this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed on June 18, 2008, solely for the purpose of including a form of tax opinion as Exhibit (12)(a). Accordingly, the Part A (Proxy Statement/Prospectus) and Part B (Statement of Additional Information ) that were filed on Form N-14 (Nos. 333-151750) via the EDGAR system pursuant to Rule 488 on June 18, 2008 (Accession Number 0001421877-08-000144) are incorporated herein by reference in their entirety into this filing.

PART C

OTHER INFORMATION

Item 15.	Indemnification
Under the terms of the Maryland General Corporation Law and AFBA 5Star Fund, Inc.’s Articles of
Incorporation and By-Laws, the Registrant shall indemnify any person who was or is a director or officer of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to
Directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S.
Securities and Exchange Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Articles of Incorporation as filed with the State of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on June 1, 1999 (“PEA No. 3”).

	(b)	Articles Supplementary to establish four separate series as filed with the State of Maryland on April 4, 1997 are incorporated herein by references to PEA No. 3.

	(c)	Articles of Amendment to change “Five Star” to “5Star” as filed with the State of Maryland on October 16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001 (“PEA No. 5”).

	(d)	Articles of Amendment to designate the existing shares as Class I shares as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001 (“PEA No. 11”).

	(e)	Articles Supplementary to add Classes A, B and C as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

	(f)	Articles Supplementary to authorize and designate shares to Classes A, B, C and I as filed with the State of Maryland on June 15, 2001 are incorporated by reference to PEA No. 11.

	(g)	Certificate of Correction to the Articles of Supplementary filed with the State of Maryland on June 15, 2001, as filed with the State of Maryland on February 14, 2002 is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2002 (“PEA No. 12”). Correction made to Articles fourth and fifth regarding the number of shares authorized.

	(h)	Articles Supplementary to add Mid Cap Series as filed with the State of Maryland on February 14, 2002 are incorporated by reference to PEA No. 12.

	(i)	Articles Supplementary to add Class R as filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 16, 2003.

	(j)	Articles of Amendment to change the name of AFBA 5Star Large Cap Fund filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2005.

	(k)	Articles Supplementary to (i) increase the number of shares of Common Stock the Registrant is authorized to issue and (ii) classify and designate the new, authorized, unissued and unallocated shares of Common Stock to the Class A Shares of AFBA 5Star Small Cap Fund are incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 28, 2006 (“PEA No. 21”).

	(l)	Articles of Amendment to change the name of AFBA 5Star Mid Cap Fund filed with the State of Maryland on July 27, 2007 are incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 31, 2007 (“PEA No. 24”).

(2)	Copies of the existing bylaws or corresponding instruments of the registrant;

	(a)	By-Laws for AFBA 5Star Fund, Inc., a Maryland corporation, dated October 19, 1999 as filed on July 28, 2000.

	(b)	Amended and Restated By-Laws for AFBA 5Star Fund, Inc., a Maryland corporation, are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 20, 2007 (“PEA No. 22”).

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant;

Not applicable.

(4)	Copies of any voting trust agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Plan of Reorganization between the Registrant’s AFBA 5Star Large Cap Growth Fund and AFBA 5Star Large Cap Fund is incorporated into this filing by reference to Form N-14 filed June 18, 2008.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Specimen copies of securities of the Registrant are incorporated herein by reference to PEA No. 3.

See Article Fifth of the Articles of Incorporation, as amended, of AFBA 5Star Fund, Inc., a Maryland corporation, which are incorporated herein by reference.

See also, Article II of the By-Laws of AFBA 5Star Fund, Inc., a Maryland corporation, which are incorporated herein by reference.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

	(a)	Management Agreement between the Registrant and AFBA 5Star Investment Management Company is incorporated herein by reference to PEA No. 11.

		(i)	Appendix to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company to incorporate the AFBA 5Star Equity Fund’s name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to Post- Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2002 (“PEA No. 14”).

		(ii)	Expense Limitation Agreement (January 2008) between the Registrant and AFBA 5Star Investment Management Company is filed herewith as Exhibit No. EX-99.6.a.ii.

	(b)	(i) Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and the London Company for the AFBA 5Star Balanced Fund is incorporated herein by reference to PEA No. 22.

		(ii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and the London Company for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.

		(iii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Financial Counselors, Inc. for the AFBA 5Star High Yield Fund is incorporated herein by reference to PEA No. 22.

		(iv)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Financial Counselors for the AFBA 5Star Balanced Fund is incorporated herein by reference to PEA No. 22.

		(v)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Marvin & Palmer Associates, Inc. for the AFBA 5Star USA Global Fund is incorporated herein by reference to PEA No. 22.

		(vi)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Marvin & Palmer Associates, Inc. for the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 22.

		(vii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Dreman Value Management, LLC for the AFBA 5Star Mid Cap Value Fund is incorporated herein by reference to PEA No. 22.

		(viii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and TrendStar Advisors, LLC for the AFBA 5Star Science & Technology Fund is incorporated herein by reference to PEA No. 22.

		(ix)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and TrendStar Advisors, LLC for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.

(x) Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Bjurman, Barry & Associates for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.

(xi) Form of Definitive Sub-Advisory Agreement is incorporated herein by reference to PEA No. 24.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Underwriting Agreement.

(i) Underwriting Agreement between the Registrant and PFPC Distributors, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

(ii) Exhibit A to Underwriting Agreement incorporating the AFBA 5Star Equity Fund’s name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of Directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Custodian Agreement.

(i) Custodian Agreement between the Registrant and PFPC Trust Company is incorporated herein by reference to PEA No. 5.

(ii) Amendment to Custodian Agreement between Registrant and PFPC Trust Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's Directors describing any action taken to revoke the plan;

	(a)	Rule 12b-1 Distribution Plan for Class B shares is incorporated herein by reference to PEA No. 14.

	(b)	Rule 12b-1 Distribution Plan for Class C shares in incorporated herein by reference to PEA No. 14.

	(c)	Amended Shareholder Service Plan for Class A, Class B, Class C and Class R pursuant to Rule 12b-1 is incorporated herewith by reference to PEA No. 16.

	(d)	Rule 12b-1 Distribution Plan for Class R shares is incorporated herein by reference to PEA No. 16.

	(e)	Amended Rule 18f-3 Plan is incorporated herein by reference to PEA No. 16.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Opinion and Consent of Counsel with respect to AFBA 5Star Fund, Inc., a Maryland corporation, is incorporated into this filing by reference to Form N-14 filed June 18, 2008.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Form of Opinion and Consent of Counsel with respect to AFBA 5Star Fund, Inc., a Maryland corporation, is filed herewith as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to PEA No. 5.

(i) Exhibit A to Transfer Agency Agreement between the Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund’s name change to the AFBA 5Star LargeCap Fund is incorporated herein by reference to PEA No. 14.

(ii) Anti-Money Laundering and Privacy Amendment dated July 24, 2002 to Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2003 (“PEA No. 15”).

(iii) Amendment to Transfer Agency Agreement regarding Customer Identification Program is incorporated herein by reference to PEA No. 17.

	(b)	Administration and Accounting Services Agreement between the Registrant and PFPC, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

(i) Exhibit A to Administration and Accounting Services Agreement between the Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund’s name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

	(a)	Not applicable.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney for AFBA 5Star Fund, Inc., a Maryland corporation, are incorporated herein by reference to PEA No. 19.

(17)	Any additional exhibits which the Registrant may wish to file.

Not applicable.

Item 17.   Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act"), the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria and the Commonwealth of Virginia on this 16th day of July, 2008.

                                                                                                                                      AFBA 5Star Fund, Inc.

                                                                                                                                      By: /s/Robert E. Morrison, Jr.
                                                                                                                                             Robert E. Morrison, Jr.
                                                                                                                                             President/Director

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Ralph E. Eberhart	*	Chairman and Director	July 16, 2008
Ralph E. Eberhart

/s/John S. Fairfield	*	Director	July 16, 2008
John S. Fairfield

/s/Monroe W. Hatch Jr.	*	Director	July 16, 2008
Monroe W. Hatch Jr.

/s/Henry J. Sechler	*	Director	July 16, 2008
Henry J. Sechler

/s/Louis C. Wagner Jr.	*	Director	July 16, 2008
Louis C. Wagner Jr.

		Director	July 16, 2008
Charles A. Gabriel

/s/Robert E. Morrison, Jr.		Director and President	July 16, 2008
Robert E. Morrison Jr.

/s/Michael E. Houchins		Principal Accounting Officer, Chief Financial	July 16, 2008
Michael E. Houchins		Officer and Treasurer

	*By:	/s/ Andrew J. Welle
Andrew J. Welle
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS TO
PRE-EFFECTIVE AMENDMENT NO. 1 TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBIT (AFBA 5Star Fund, Inc.)

Exhibit No.	Exhibit
EX-99.12.a	Form of Tax Opinion and Consent of Counsel